Long-Term Debt - Schedule of Principal Payments (Details) $ in Thousands	Jun. 30, 2020 USD ($)
Debt Instruments [Abstract]
2021	$ 3,123
2022	3,572
2023	21,041
2024 and thereafter	23,927
Total	$ 51,663